Note 2 - Basis of Presentation and Summary of Significant Accounting Policies: Basis of Presentation and Fiscal Year (Policies)	12 Months Ended
Dec. 31, 2015
Policies
Basis of Presentation and Fiscal Year

Basis of Presentation and Fiscal Year

These financial statements have been presented by the Company in accordance with accounting principles generally accepted in the United States and are expressed in U.S. dollars. The Company’s fiscal year-end is December 31st.